SCHEDULE OF RECONCILIATION OF EFFECTIVE TAX RATE (Details)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Income Tax Disclosure [Abstract]
PRC statutory tax rate	25.00%	25.00%
Foreign loss not recognized in PRC	(4.00%)	(20.00%)
Permanent difference and others	(15.00%)	(5.00%)
Effect of accelerated deductions on research and development expenses	(6.00%)	0.00%
Effective tax rate	0.00%	0.00%